Cover	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	RREEF Property Trust, Inc.
Entity Central Index Key	0001542447
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55598
Entity Tax Identification Number	45-4478978
Entity Address, Address Line One	875 Third Avenue, 26th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	454-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false